employee future benefits - Future benefit payments (Details) - Pension plans $ in Millions	Dec. 31, 2020 CAD ($)
First year
employee future benefits
Estimated future benefit payments	$ 473
2 years hence
employee future benefits
Estimated future benefit payments	480
3 years hence
employee future benefits
Estimated future benefit payments	484
4 years hence
employee future benefits
Estimated future benefit payments	489
5 years hence
employee future benefits
Estimated future benefit payments	493
5 years hence to 10 years
employee future benefits
Estimated future benefit payments	$ 2,513